INVENTORIES - Schedule of Provision For Inventory Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Balances at the beginning of the year	R$ (53,553)	R$ (47,658)
Movement, net	(84)	(5,895)
Balances at the end of the year	R$ (53,637)	R$ (53,553)